Supplemental Information (Derivatives and Hedging - Counterparty Credit Risk) (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Derivative, Credit Risk Related Contingent Features [Abstract]
Securities held as collateral	$ 1,277	$ 3,114
Cash collateral	1,141	3,233
Total fair value of collateral	3,061
Collateral Already Posted, Aggregate Fair Value	642
Exposure to counterparties including interest net collateral excluding embedded derivatives	836
Derivative liability after collateral and outstanding interest payments excluding embedded derivatives	690
Amounts Offset In Statement Of Financial Position [Member]
Derivative, Credit Risk Related Contingent Features [Abstract]
Cash collateral	$ 1,784	$ 3,695